Additional Financial Information (Cash and Cash Equivalents and Restricted Cash) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 9,740	$ 12,130	$ 5,204	$ 50,498
Restricted cash in Other current assets	9	69	61	6
Restricted cash in Other Assets	121	96	135	428
Cash and cash equivalents and restricted cash	$ 9,870	$ 12,295	$ 5,400	$ 50,932